New Accounting Standards	9 Months Ended
Sep. 30, 2021
Accounting Standards Update and Change in Accounting Principle [Abstract]
New Accounting Standards
3	New Accounting Standards
Recently Adopted Accounting Standards
ASU
2018-15,
Intangibles – Goodwill and Other – Internal Use Software (Topic
350-40)
In August 2018, the FASB issued ASU
2018-15,
Intangibles – Goodwill and Other –
Internal-Use
Software (Topic
350-40)
. The ASU is intended to improve the recognition and measurement of financial instruments. The new guidance aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software (and hosting arrangements that include an
internal-use
software license). This ASU is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted. For all other entities, this ASU is effective for annual reporting periods beginning after December 15, 2020 and interim periods in annual reporting periods after December 15, 2021. The Company is considered an Emerging Growth Company as classified by the Securities and Exchange Commission (SEC), which gives the Company relief in the timing of implementation of this standard by allowing the private company timing for adoption. The Company adopted this standard during the three months ended June 30, 2021 and it did not have a material impact on the Company’s consolidated financial statements.
Recently Issued Accounting Standards Not Yet Effective
ASU
2016-13,
Financial Instruments – Credit Losses (Topic 326)
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, and related clarifying standards, which replaces the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to assess credit loss estimates. This ASU is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted. For all other entities, this ASU is effective for fiscal years beginning after December 15, 2022. The Company is considered an Emerging Growth Company as classified by the SEC, which gives the Company relief in the timing of implementation of this standard by allowing the private company timing for adoption. The Company is currently evaluating the impact of the standard on its consolidated financial statements.
ASU
2020-04,
Financial Instruments – Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848), Facilitation of the Effects of Reference Rate Reform on Financial Reporting
. This ASU provides optional expedients and exceptions for applying generally accepted accounting principles to certain contract modifications and hedging relationships that reference London Inter-bank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued. For all entities, the guidance is effective upon issuance and generally can be applied through December 31, 2022. The Company is currently evaluating the impact of the standard on its consolidated financial statements.
ASU
2021-01,
Reference Rate Reform (Topic 848), Scope
In January 2021, the FASB issued ASU
2021-01,
Reference Rate Reform (Topic 848), Scope
. This ASU clarifies the scope of Topic 848 so that derivatives affected by the discounting transition are explicitly eligible for certain option expedients and exceptions in Topic 848. The guidance is effective upon issuance and generally can be applied through December 31, 2022. The Company is currently evaluating the impact of the standard on its consolidated financial statements.

ASU
2021-04,
Earnings Per Share (Topic 260), Debt – Modifications and Extinguishments (Subtopic
470-50),
Compensation – Stock Compensation (Topic 718), and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic
815-40)
In April 2021, the FASB issued ASU
2021-04,
Earnings Per Share (Topic 260), Debt – Modifications and Extinguishments (Subtopic
470-50),
Compensation – Stock Compensation (Topic 718), and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic
815-40)
. This guidance clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options due to a lack of explicit guidance in the FASB Codification. This ASU is effective for all entities for fiscal years beginning after December 15, 2021. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated financial statements.
ASU
2021-08,
Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (Topic 805)
In October 2021, the FASB issued ASU
2021-08,
 Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
, creating an exception to the recognition and measurement principles in ASC 805, Business Combinations. The amendments require an acquirer to use the guidance in ASC 606, Revenue from Contracts with Customers, rather than using fair value, when recognizing and measuring contract assets and contract liabilities related to customer contracts assumed in a business combination. In addition, the amendments clarify that all contracts requiring the recognition of assets and liabilities in accordance with the guidance in ASC 606, such as contract liabilities derived from the sale of nonfinancial assets within the scope of ASC
610-20, Gains
and Losses from the Derecognition of Nonfinancial Assets, fall within the scope of the amended guidance in ASC 805. The amendments do not affect the accounting for other assets or liabilities arising from revenue contracts with customers in a business combination, such as customer-related intangible assets and contract-based intangible assets, including off-market
contract terms. This ASU is effective for public entities for fiscal years beginning after December 15, 2022 with early adoption permitted. For all other entities, this ASU is effective for fiscal years beginning after December 15, 2023. The Company is considered an Emerging Growth Company as classified by the SEC, which gives the Company relief in the timing of implementation of this standard by allowing the private company timing for adoption. The Company is currently evaluating the impact of the standard on its consolidated financial statements.